Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

GTO Facility

After December 31, 2020, the Group made two subscriptions under the terms of the GTO Facility as follows:

-	On February 11, 2021 for convertibles notes in the amount CHF 4,840,000 (USD 5,433,229 at historical rate). The funds were received on February 19, 2021. In line with the terms of the GTO Facility, WISeKey issued GTO with 458,332 warrants on WIHN class B shares at an exercise price of CHF 1.584.
-	On March 22, 2021 for convertible notes in the amount of CHF 1,500,000 (USD 1,624,664 at historical rate). The funds were received on March 24, 2021. In line with the terms of the GTO Facility, WISeKey issued GTO with 102,599 warrants on WIHN class B shares at an exercise price of CHF 2.193.

On March 25, 2021, GTO exercised their right to request the subscription of 2 tranches for convertible notes in the amount of CHF 3,000,000 (USD 3,193,098 at historical rate). The funds were received on March 31, 2021. In line with the terms of the GTO Facility, WISeKey issued GTO with 187,188 warrants on WIHN class B shares at an exercise price of CHF 2.40.

In 2021, GTO issued a total of ten conversion notices, resulting in the following conversions after December 31, 2020:

-	On December 30, 2020 for 1,802,265 WIHN class B shares delivered on January 04, 2021 for a conversion of CHF 1,750,000 (USD 1,985,363).

-	On January 08, 2021 for 102,986 WIHN class B shares delivered on January 11, 2021 for a conversion of CHF 100,000 (USD 112,399).

-	On January 11, 2021 for 2,059,731 WIHN class B shares of which 401,446 were delivered on January 13, 2021 and 1,658,285 on January 19, 2021 for a conversion of, respectively, CHF 389,805 (USD 439,274) and CHF 1,610,195 (USD 1,811,772).

-	On January 27, 2021 for 46,210 WIHN class B shares delivered on February 01, 2021 for a conversion of CHF 50,000 (USD 55,778).

-	On February 15, 2021 for 2,919,579 WIHN class B shares delivered on February 23, 2021 for a conversion of CHF 3,340,000 (USD 3,732,727).
-	On March 18, 2021 for 441,306 WIHN class B shares delivered on March 22, 2021 for a conversion of CHF 500,000 (USD 541,555).
-	On March 19, 2021 for 882,612 WIHN class B shares delivered on March 22, 2021 for a conversion of CHF 1,000,000 (USD 1,083,109).
-	On March 23, 2021 for 441,306 WIHN class B shares delivered on March 25, 2021 for a conversion of CHF 500,000 (USD 532,183).
-	On March 25, 2021 for 882,612 WIHN class B shares delivered on March 29, 2021 for a conversion of CHF 1,000,000 (USD 1,066,166).
-	On March 30, 2021 for 2,647,836 WIHN class B shares delivered on April 01, 2021 for a conversion of CHF 3,000,000 (USD 3,187,380).

Crede Convertible Loan

On January 06, 2021 Crede exercised a conversion in the amount of USD 1,038,627 in exchange for 1,000,000 WIHN class B shares issued out of treasury shares and delivered on January 06, 2021.

On February 15, 2021 Crede exercised a conversion in the amount of USD 3,176,493 in exchange for 3,058,358 WIHN class B shares issued out of conditional capital. This last conversion was for the remaining balance of the loan, therefore, as at February 17, 2021 when the shares were delivered to Crede, the balance of the loan was USD nil.

Release of restricted cash

On January 16, 2021, as per the terms of the SPA relating to the sale of WISeKey (Bermuda) Holding Ltd and its affiliates to Digicert Inc,, USD 2.0 million of the consideration retained on an escrow account was released to WISeKey. The funds were received on January 29, 2021 together with USD 46,557 interest earned on the restricted cash account until its release.

GEM Facility

On January 19, 2021, the GEM facility expired. There was no drawdown in 2021 before expiration. Therefore, the GEM Facility expired with an unused balance of CHF 56,094,645.

Options granted under WISeKey ESOP

After December 31, 2020, a total of 8,299 options were granted under the Group’s ESOP.

Conversion of arago Third Convertible Loan and acquisition of 51% of arago’s share capital

Arago is a private German company, leader in artificial intelligence automation. In 2021, WISeKey made three more payments to arago in the framework of the arago Third Convertible Loan (see Note 10): on January 04, 2021 for EUR 300,000 (USD 367,646), on February 17, 2021 for CHF 800,000, and on March 10, 2021 for CHF 800,000 (USD 858,751). These payments brought the arago Third Convertible Loan balance to CHF 5 million as at March 10, 2021.

On January 18, 2021, WISeKey requested to convert the arago Third Convertible Loan (see Note 10) into 51% of arago’s share capital carrying 51% of the voting rights, which resulted in the issue of 136,072 new arago shares with a nominal value of EUR 1 to WISeKey in exchange for the payment by WISeKey of the aggregate nominal value of the newly issued shares of EUR 136,072 (USD 164,275 at historical cost).

The arago Shareholders’ Resolution relating to the capital increase to create 136,072 new arago shares to be transferred to WISeKey, the amendment of the articles of association of arago GmbH and the subscription by WISeKey International Holding AG for the acquisition of the 136,072 newly-created arago shares took place on January 27, 2021. The Investment and Shareholders’ Agreement between WISeKey International Holding AG, arago and arago’s existing shareholders for the acquisition by WISeKey of 51% of arago’s share capital was registered at the notary office on January 27, 2021. On February 01, 2021, Carlos Moreira was appointed Managing Director of arago. The registration of WISeKey as a shareholder of arago holding 136,072 arago shares occurred on February 15, 2020. At the date when these financial statements are released, there remains an uncertainty about the acquisition date as defined by ASC 805.

Once the acquisition date is determined, the assets, liabilities and results of arago will be consolidated in WISeKey’s financial statements from the acquisition date. The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, as well as for the fair value of the remaining noncontrolling interest and goodwill cannot be ascertained at the time these financial statements are released because of the uncertainty around the acquisition date and because the audited US GAAP financial statements of arago are not yet available.

The consideration will include the fair value of the arago Third Convertible Loan at the acquisition date, the payment by WISeKey of the aggregate nominal value of the newly issued shares of EUR 136,072 (USD 164,275 at historical cost), and any additional costs meeting the definition of acquisition-related costs per ASC 805. Any gain or loss recognized as a result of remeasuring the arago Third Convertible Loan to fair value on the acquisition date will be disclosed.

Second Yorkville Convertible Loan

At the time of release of this annual report, WISeKey has repaid another USD 1,123,438 toward the Second Yorkville Convertible Loan and the remaining balance is USD 569,541.

Investment in FOSSA SYSTEMS s.l.

On April 8, 2021, WISeKey E.L.A. s.l. invested EUR 440,000 (USD 475,673 at historical rate) to acquire 15% of the share capital of FOSSA SYSTEMS s.l., a Spanish aerospace company providing picosatellites for Low Earth Orbit (LEO) services as a vertically integrated service: from design to launch and operations.

SEDA Drawdown

On April 15, 2021 WISEKey made one drawdown from CHF 363,876 (USD 394,370 at historical rate) in exchange for 219,599 WIHN class B shares issued out of treasury share capital.